Schedule of Investments (unaudited)
April 30, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 8.6%
Black Belt Energy Gas District RB
5.25%, 05/01/55 (Put 09/01/32)	$1,000	$1,067,942
5.50%, 10/01/54 (Put 03/03/32)	2,000	2,152,399
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54 (Put 06/01/32)	600	634,271
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49 (Call 10/01/29)	3,250	3,322,137
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54 (Put 01/01/32)	1,000	1,055,721
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53 (Put 09/01/29)	100	106,016
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44 (Put 05/01/29)(a)	175	175,081
		8,513,567
Arizona — 1.7%
Arizona Industrial Development Authority RB, 5.25%, 07/01/37 (Call 05/31/24)(a)	155	155,336
Glendale Industrial Development Authority RB, 5.00%, 05/15/56 (Call 05/15/26)	290	246,798
Industrial Development Authority of the City of Phoenix Arizona (The) RB, 5.00%, 07/01/46 (Call 07/01/26)(a)	1,000	924,617
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47 (Call 01/01/26)(a)	200	171,333
Sierra Vista Industrial Development Authority RB, 5.75%, 06/15/53 (Call 06/15/30)(a)	160	160,532
		1,658,616
Arkansas — 3.3%
Arkansas Development Finance Authority RB AMT
4.50%, 09/01/49 (Call 09/01/26)(a)	1,250	1,214,191
4.75%, 09/01/49 (Call 09/01/27)(a)	400	389,893
5.45%, 09/01/52 (Call 09/01/25)	150	151,199
6.88%, 07/01/48 (Call 07/01/28)(a)	1,000	1,073,965
County of Baxter AR RB, 5.00%, 09/01/24	485	485,507
		3,314,755
California — 6.6%
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 05/16/24)(b)	2,955	227,045
California Enterprise Development Authority RB, 5.00%, 07/01/50 (Call 07/01/27)(a)	600	537,989
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1,000	996,364
California Pollution Control Financing Authority RB, 5.00%, 07/01/39 (Call 01/01/29)(a)	500	514,240
California Statewide Communities Development Authority RB
5.00%, 12/01/41 (Call 06/01/26)(a)	500	503,790
5.00%, 12/01/46 (Call 06/01/26)(a)	1,000	1,003,386
California Statewide Financing Authority RB, 0.00%, 06/01/55 (Call 05/31/24)(a)(b)	4,250	217,307
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(a)	150	109,675
CSCDA Community Improvement Authority RB
3.25%, 04/01/57 (Call 04/01/32)(a)	100	70,245
4.00%, 10/01/46 (Call 10/01/31)(a)	250	192,987
4.00%, 07/01/56 (Call 07/01/31)(a)	250	189,863
4.00%, 07/01/58 (Call 07/01/32)(a)	100	67,953
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp. RB
0.00%, 06/01/66 (Call 12/01/31)(b)	$8,500	$873,545
5.00%, 06/01/51 (Call 12/01/31)	1,000	1,034,180
		6,538,569
Colorado — 1.7%
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	403,484
Colorado Educational & Cultural Facilities Authority RB, 4.00%, 07/01/31(a)	125	117,082
Colorado Health Facilities Authority RB
5.00%, 05/15/49 (Call 05/15/28)	100	62,378
5.25%, 11/01/39 (Call 11/01/32)	65	72,013
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	388,200
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50 (Call 12/01/25)	500	481,134
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(a)	100	67,750
Series B, 0.00%, 12/01/25(a)(b)	150	133,500
		1,725,541
Connecticut — 1.0%
Connecticut Housing Finance Authority RB, 4.65%, 11/15/51 (Call 11/15/32) (GNMA/FNMA/FHLMC)	1,000	991,339
Delaware — 0.2%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	37,672
Town of Bridgeville DE ST
5.25%, 07/01/44 (Call 07/01/33)(a)	100	102,811
5.63%, 07/01/53 (Call 07/01/33)(a)	100	103,428
		243,911
District of Columbia — 0.8%
District of Columbia RB AMT, 5.50%, 02/28/37	90	103,780
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 05/31/24)(b)	6,100	672,256
		776,036
Florida — 11.6%
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	96,442
5.00%, 05/01/42 (Call 05/01/32)	1,000	973,452
Boggy Creek Improvement District Special Assessment, 5.13%, 05/01/43 (Call 05/31/24)	500	491,396
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32 (Call 11/15/28)(a)	150	136,740
Buckhead Trails Community Development District Special Assessment, 5.60%, 05/01/44 (Call 05/01/34)	250	245,501
Cabot Citrus Farms Community Development District Special Assessment, 5.25%, 03/01/29 (Call 05/01/25)	500	502,471
Capital Projects Finance Authority/FL RB, 6.63%, 06/15/59 (Call 06/15/34)(a)	100	100,237
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	1,740	115,628
4.88%, 06/15/56 (Call 06/15/26)(a)	100	83,556
Charlotte County Industrial Development Authority/FL RB AMT
4.00%, 10/01/51 (Call 10/01/31)(a)	250	203,774
5.00%, 10/01/49 (Call 10/01/27)(a)	250	243,579
Coral Creek Community Development District Special Assessment, 5.75%, 05/01/54 (Call 05/01/34)	250	254,674

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Crosswinds East Community Development District Special Assessment, 5.75%, 05/01/54 (Call 05/01/34)	$250	$245,391
Darby Community Development District Special Assessment, 5.88%, 05/01/35	230	230,292
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40 (Call 02/15/30)	1,000	1,019,653
Florida Development Finance Corp. RB, Series A, 5.13%, 06/15/55 (Call 06/15/28)(a)	500	431,959
Florida Development Finance Corp. RB AMT
7.38%, 01/01/49 (Call 05/31/24)(a)	500	534,750
8.25%, 07/01/57 (Put 08/15/24)(a)	500	500,715
12.00%, 07/15/32 (Put 07/15/28)(a)	1,300	1,341,631
Hobe-St Lucie Conservancy District Special Assessment, 5.88%, 05/01/55 (Call 05/01/34)	250	253,980
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	214,819
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	185,051
LT Ranch Community Development District Special Assessment, 5.85%, 05/01/54 (Call 05/01/34)	250	249,796
LTC Ranch West Residential Community Development District Special Assessment, 6.00%, 05/01/54 (Call 05/01/34)	250	250,647
North AR-1 Pasco Community Development District Special Assessment
5.75%, 05/01/44 (Call 05/01/34)	100	99,838
6.00%, 05/01/54 (Call 05/01/34)	100	100,026
Parrish Plantation Community Development District Special Assessment, 5.63%, 05/01/44 (Call 05/01/34)	250	250,164
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52 (Call 05/01/33)	100	96,838
Sawyers Landing Community Development District Special Assessment, 4.25%, 05/01/53 (Call 05/01/31)	1,000	752,014
Shadowlawn Community Development District Special Assessment, 5.85%, 05/01/54 (Call 05/01/34)	500	492,376
Viera Stewardship District, 5.50%, 05/01/54 (Call 05/01/33)	300	299,811
Village Community Development District No. 14 Special Assessment
5.38%, 05/01/42 (Call 05/01/30)	100	102,948
5.50%, 05/01/53 (Call 05/01/30)	100	102,350
Village Community Development District No. 15 Special Assessment, 5.25%, 05/01/54 (Call 05/01/31)(a)	100	100,938
West Villages Improvement District Special Assessment, 5.63%, 05/01/54 (Call 05/01/34)	100	96,695
Westside Haines City Community Development District Special Assessment, 6.00%, 05/01/54 (Call 05/01/34)	100	100,352
		11,500,484
Georgia — 1.4%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(a)	100	83,802
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38 (Call 06/15/31)(a)	275	271,885
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52 (Put 03/01/29)	1,000	1,037,625
		1,393,312
Illinois — 2.7%
Chicago Board of Education GO
5.00%, 12/01/46 (Call 12/01/27)	500	499,118
5.00%, 12/01/47 (Call 12/01/31)	500	496,107
Security	Par (000)	Value
Illinois (continued)
Chicago O'Hare International Airport RB, Series D, 5.00%, 01/01/46 (Call 01/01/25)	$500	$501,958
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50 (Call 12/15/29)	175	158,351
State of Illinois GO, 5.00%, 12/01/46 (Call 12/01/33)	1,000	1,025,107
		2,680,641
Indiana — 0.8%
City of Valparaiso IN RB AMT
4.50%, 01/01/34(a)	100	100,744
4.88%, 01/01/44 (Call 01/01/34)(a)	100	101,183
Indiana Finance Authority RB, Class A, 4.13%, 12/01/26	640	631,571
		833,498
Kansas — 0.3%
City of Lenexa KS RB, 5.00%, 05/15/24	195	195,003
City of Manhattan KS RB, 4.00%, 06/01/25	105	103,880
		298,883
Kentucky — 2.2%
City of Henderson KY RB AMT, 4.70%, 01/01/52 (Call 01/01/32)(a)	650	636,611
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41 (Call 06/01/27)	1,000	1,011,680
Kentucky Public Energy Authority RB, 4.00%, 02/01/50 (Put 11/01/27)	500	500,455
		2,148,746
Louisiana — 0.1%
Louisiana Public Facilities Authority RB, 6.50%, 06/01/62 (Call 06/01/31)(a)	100	96,583
Maine — 0.3%
Finance Authority of Maine RB AMT, 8.00%, 12/01/51 (Call 12/01/36)(a)	100	77,046
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37 (Call 01/01/33)(a)	260	229,850
		306,896
Maryland — 0.4%
City of Baltimore MD RB, 4.50%, 06/01/33 (Call 06/01/31)	100	97,969
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55 (Call 06/30/32)	315	322,966
		420,935
Michigan — 0.6%
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 05/31/24)	350	266,897
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61 (Put 10/01/26)	300	297,968
		564,865
Minnesota — 0.4%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	219,452
City of Minneapolis MN RB, 5.75%, 07/01/55 (Call 07/01/28)	250	207,618
		427,070
Nebraska — 0.5%
Central Plains Energy Project RB, 5.00%, 05/01/53 (Put 07/01/29)	475	491,400
Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 613 Special Assessment, 5.50%, 12/01/53 (Call 12/01/34)	250	250,513

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
Tahoe-Douglas Visitors Authority, 5.00%, 07/01/51 (Call 07/01/30)	$500	$501,398
		751,911
New Hampshire — 0.2%
New Hampshire Business Finance Authority RB, 3.63%, 07/01/43 (Put 07/01/25)(a)	250	195,668
New Jersey — 0.7%
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50 (Call 12/15/30)	735	679,972
New York — 10.8%
Build NYC Resource Corp. RB, 5.50%, 06/15/63 (Call 06/15/33)(a)	250	235,418
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/54 (Call 12/15/33)	1,000	1,083,412
New York Liberty Development Corp. RB
5.00%, 11/15/44 (Call 11/15/24)(a)	500	500,312
5.38%, 11/15/40 (Call 11/15/24)(a)	550	554,725
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50 (Put 06/05/30)(a)	250	254,285
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60 (Call 06/30/31)	4,000	4,182,139
New York Transportation Development Corp. RB, 5.00%, 12/01/38 (Call 12/01/30)	500	532,257
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	920,036
5.00%, 01/01/25	750	753,512
5.00%, 01/01/30 (Call 01/01/28)	250	256,808
5.00%, 10/01/40 (Call 10/01/30)	1,310	1,354,365
Suffolk Regional Off-Track Betting Co. RB, 5.00%, 12/01/34 (Call 06/01/29)	100	100,775
		10,728,044
North Carolina — 0.5%
North Carolina Medical Care Commission RB, 5.13%, 10/01/54 (Call 10/01/31)	500	503,422
North Dakota — 0.7%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49 (Call 07/01/33)	750	730,165
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	1,610	1,459,375
Hickory Chase Community Authority RB, 5.00%, 12/01/40 (Call 12/01/29)(a)	340	304,141
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48 (Call 01/15/28)(a)	1,000	942,893
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31 (Call 12/01/28)(a)	240	218,101
4.25%, 12/01/50 (Call 12/01/28)(a)	260	218,700
		3,143,210
Oklahoma — 1.8%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(a)	250	255,661
Tulsa Airports Improvement Trust RB AMT, 5.00%, 06/01/35 (Put 06/01/25)	600	611,354
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(a)	100	89,743
Security	Par (000)	Value
Oklahoma (continued)
Tulsa County Industrial Authority RB
5.00%, 11/15/32 (Call 11/15/25)	$335	$335,873
5.00%, 11/15/38 (Call 05/31/24)	500	489,090
		1,781,721
Oregon — 0.4%
Clackamas County Hospital Facility Authority RB, 5.00%, 05/15/48 (Call 05/15/25)	425	372,389
Pennsylvania — 2.2%
Allentown Neighborhood Improvement Zone Development Authority RB, 5.00%, 05/01/42 (Call 05/01/33)(a)	470	466,150
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	360,641
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	100,927
5.38%, 07/01/39 (Call 07/01/31)(a)	100	101,270
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53 (Call 12/31/32)	100	103,610
5.75%, 06/30/48 (Call 12/31/32)	860	930,960
Pennsylvania Higher Education Assistance Agency RB AMT, 5.00%, 06/01/51 (Call 06/01/33)	100	95,344
		2,158,902
Puerto Rico — 8.8%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 05/31/24)(b)	1,180	93,348
Commonwealth of Puerto Rico, 0.00%, 11/01/51	823	223,267
Commonwealth of Puerto Rico GO
0.00%, 07/01/33 (Call 07/01/31)(b)	515	339,095
1.00%, 11/01/51	696	421,193
4.00%, 07/01/35 (Call 07/01/31)	812	789,836
4.00%, 07/01/41 (Call 07/01/31)	145	134,779
Commonwealth of Puerto Rico Notes, 0.00%, 11/01/51	1,666	791,308
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42 (Call 07/01/31)(a)	1,000	932,261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46 (Call 07/01/28)(b)	4,025	1,254,194
5.00%, 07/01/58 (Call 07/01/28)	3,750	3,733,100
		8,712,381
Rhode Island — 1.8%
Rhode Island Housing & Mortgage Finance Corp. RB, 4.75%, 10/01/54 (Call 04/01/33) (GNMA COLL)	1,850	1,807,028
South Carolina — 0.4%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(a)	150	117,492
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54 (Put 05/01/31)	160	168,316
South Carolina Jobs-Economic Development Authority RB
5.00%, 11/15/54 (Call 11/15/27)	100	84,851
7.50%, 08/15/62 (Call 08/15/27)(a)	25	23,034
		393,693
Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37 (Call 10/01/29)	345	353,212

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(a)(b)	$100	$36,404
Metropolitan Nashville Airport Authority (The) RB, AMT,5.50%, 07/01/52 (Call 07/01/32)	500	527,696
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53 (Put 09/01/30)	500	524,922
		1,442,234
Texas — 6.0%
Angelina & Neches River Authority RB AMT, Series A, Class A, 7.50%, 12/01/45 (Call 06/01/28)(a)	100	64,918
Arlington Higher Education Finance Corp. RB
5.00%, 06/15/51 (Call 06/15/26)	1,000	847,281
5.75%, 08/15/62 (Call 08/18/27)	250	235,858
7.88%, 11/01/62 (Call 11/01/27)(a)	25	24,992
Bexar County Health Facilities Development Corp. RB, 4.00%, 07/15/45 (Call 07/15/26)	250	178,746
City of Celina Texas Special Assessment, 5.50%, 09/01/53 (Call 09/01/33)(a)	1,000	959,374
City of Fate Texas Special Assessment, 5.75%, 08/15/54 (Call 08/15/34)(a)	500	486,249
City of Mesquite Texas Special Assessment, 5.75%, 09/01/53 (Call 09/01/33)(a)	250	241,753
Midland Independent School District GO, 5.00%, 02/15/50 (Call 02/15/28) (PSF)	110	113,259
New Hope Cultural Education Facilities Finance Corp. RB, 5.00%, 08/15/51 (Call 08/15/27)(a)	1,000	940,763
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	235,140
Port Beaumont Navigation District RB AMT
2.75%, 01/01/36 (Call 05/31/24)(a)	100	77,205
3.00%, 01/01/50 (Call 05/31/24)(a)	200	125,114
3.63%, 01/01/35 (Call 05/31/24)(a)	100	85,833
4.00%, 01/01/50 (Call 05/31/24)(a)	1,810	1,395,051
		6,011,536
Utah — 1.5%
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	1,070	980,770
5.00%, 10/15/44 (Call 10/15/24) (UT CSCE)	500	500,804
		1,481,574
Vermont — 0.1%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(a)	100	71,033
Virginia — 1.8%
James City County Economic Development Authority RB, 5.25%, 12/01/27 (Call 12/01/24)	100	99,670
Tobacco Settlement Financing Corp./Virginia RB, Series B1, 5.00%, 06/01/47 (Call 05/16/24)	1,725	1,602,433
Security	Par (000)	Value
Virginia (continued)
Virginia Beach Development Authority RB, 5.38%, 09/01/29 (Call 09/01/26)	$100	$101,616
		1,803,719
Washington — 1.3%
County of King WA Sewer Revenue RB, 4.00%, 07/01/39 (Call 01/01/26)	500	485,095
Washington State Housing Finance Commission RB
4.00%, 07/01/25(a)	355	349,114
5.00%, 01/01/26(a)	500	498,043
		1,332,252
Wisconsin — 1.5%
Public Finance Authority
7.75%, 07/01/43 (Call 07/01/35)(a)	310	310,022
AMT,4.25%, 07/01/54 (Call 07/01/31)	250	190,627
Public Finance Authority RB
5.00%, 06/15/56 (Call 06/15/29)(a)	25	19,992
5.25%, 12/01/51 (Call 12/01/31)(a)	65	48,270
Series A, 5.00%, 06/15/55 (Call 06/15/28)(a)	500	401,791
Wisconsin Health & Educational Facilities Authority RB, 5.75%, 08/15/54 (Call 08/15/34)	500	502,517
		1,473,219
Total Long-Term Investments — 91.1% (Cost: $90,456,738)		90,499,720
	Shares
Short-Term Securities
Money Market Funds — 7.5%
BlackRock Liquidity Funds: MuniCash, 3.45%(c)(d)	7,407,029	7,407,769
Total Short-Term Securities — 7.5% (Cost: $7,407,681)		7,407,769
Total Investments — 98.6% (Cost: $97,864,419)		97,907,489
Other Assets Less Liabilities — 1.4%		1,398,934
Net Assets — 100.0%		$99,306,423

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock High Yield Muni Income Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$6,235,461	$1,171,812 (a)	$—	$754	$(258)	$7,407,769	7,407,029	$95,436	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$90,499,720	$—	$90,499,720
Short-Term Securities
Money Market Funds	7,407,769	—	—	7,407,769
	$7,407,769	$90,499,720	$—	$97,907,489

Portfolio Abbreviation
GO	General Obligation
GOL	General Obligation Limited
PSF	Permanent School Fund

RB	Revenue Bond
ST	Special Tax
TA	Tax Allocation